Goodwill and Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Schedule of Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, gross	$ 648.2		$ 648.2	$ 574.9
Accumulated amortization	288.5		279.7	244.3
Indefinite-lived intangible assets, gross	53.6		53.6	35.0
Intangible asset amortization	8.8	8.9	35.4	27.3	27.0
Trademarks
Schedule of Intangible Asset by Major Class [Line Items]
Indefinite-lived intangible assets, gross	35.0		35.0	35.0
In-process research and development
Schedule of Intangible Asset by Major Class [Line Items]
Indefinite-lived intangible assets, gross	18.6		18.6	0
Completed Technology
Schedule of Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, gross	449.2		449.2	376.1
Accumulated amortization	202.2		196.6	173.7
Licensing Agreements
Schedule of Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, gross	191.1		191.1	191.1
Accumulated amortization	82.4		79.3	67.1
Trademarks
Schedule of Intangible Asset by Major Class [Line Items]
Finite-lived intangible assets, gross	7.9		7.9	7.7
Accumulated amortization	$ 3.9		$ 3.8	$ 3.5